UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2014

Date of reporting period:	03/31/2014

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2014

		Percent of
Shares	Common Stock - 99.83%	Net Assets	Fair Value

	Basic Materials	3.74%
15,000	Allegheny Technologies, Inc.		$565,200
15,000	Freeport-McMoRan Copper & Gold, Inc.		496,050
10,000	Market Vectors Gold Miners ETF *		236,000
8,000	The Mosaic Company		400,000
10,000	Potash Corp. of Saskatchewan, Inc.		362,200
			2,059,450

	Consumer Discretionary	12.60%
45,000	Comcast Corp.		2,250,900
27,000	Lowe's Companies, Inc.		1,320,300
18,000	Viacom, Inc.		1,529,820
23,000	Walt Disney Co.		1,841,610
			6,942,630

	Consumer Staples	10.48%
17,000	CVS Caremark Corp.		1,272,620
18,000	General Mills, Inc.		932,760
16,000	Pepsico, Inc.		1,336,000
11,000	Procter & Gamble Co.		886,600
11,000	Wal-Mart Stores, Inc.		840,730
10,000	Whole Foods Market, Inc.		507,100
			5,775,810

	Energy	10.93%
15,000	Exxon Mobil Corp.		1,465,200
13,000	National Oilwell Varco, Inc.		1,012,310
7,000	Noble Corp.		229,180
18,000	Occidental Petroleum Corp.		1,715,220
6,000	Schlumberger Limited		585,000
14,000	Spectra Energy Corp.		517,160
50,000	Talisman Energy, Inc.		499,000
			6,023,070

	Financials	16.85%
8	Berkshire Hathaway, Inc. - A *		1,498,800
2,000	BlackRock, Inc.		628,960
18,000	Capital One Financial Corp.		1,388,880
4,500	Goldman Sachs Group, Inc.		737,325
22,000	JPMorgan Chase & Co.		1,335,620
20,000	MetLife, Inc.		1,056,000
17,000	Realty Income Corp.		694,620
32,000	Redwood Trust, Inc.		648,960
26,000	Wells Fargo & Company		1,293,240
			9,282,405

	Health Care	14.74%
19,000	Abbott Laboratories		731,690
19,000	AbbVie, Inc.		976,600
13,000	Covidien plc		957,580
7,000	Edwards Lifesciences Corp. *		519,190
19,000	Johnson & Johnson		1,866,370
7,000	Novartis AG		595,140
16,000	United Health Group, Inc.		1,311,840
8,000	Waters Corp. *		867,280
3,000	WellPoint, Inc.		298,650
			8,124,340

	Industrials	9.82%
8,000	3M Co.		1,085,280
32,000	Expeditors International of Washington, Inc.		1,268,160
65,000	General Electric Co.		1,682,850
14,500	ITT Corp.		620,020
17,000	Terex Corp. *		753,100
			5,409,410

	Technology	19.19%
3,000	Apple, Inc.		$1,610,220
57,000	Cisco Systems, Inc.		1,277,370
10,000	eBay, Inc. *		552,400
30,000	EMC Corp. *		822,300
700	Google, Inc. *		780,157
38,000	Microsoft Corp.		1,557,620
40,000	Nuance Communications, Inc. *		686,800
30,000	Oracle Corp.		1,227,300
7,000	QUALCOMM, Inc.		552,020
32,000	Texas Instruments, Inc.		1,508,800
			10,574,987

	Telecommunications	1.48%
6,575	Verizon Communications, Inc.		312,773
13,636	Vodafone Group Plc		501,941
			814,714

	Other Securities - 0.10%
55,053	Goldman Sachs Financial Square Government Fund	0.10%	55,053

	Total investments in securities (cost $35,789,645)	99.93%	$55,061,869
	Other assets, less liabilities	0.07%	38,100
	NET ASSETS	100.00%	$55,099,969

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at March 31, 2014 is as follows:
Federal tax cost of investments	$ 35,789,645

Unrealized appreciation	$ 19,959,658
Unrealized depreciation	$ (687,434)
Total	$ 19,272,224

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2014:

	Level 1	Level 2	Level 3
Common Stock	$ 55,006,816	$ -	$ -
Other Securities	55,053	-	-
Total	$ 55,061,869	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2014

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	23.20%
935,000	Federal Home Loan Bank 2.125% due 3/10/23		$870,435
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,363,035
440,000	Federal Home Loan Bank 1.83% due 2/28/19		437,032
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,199,828
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,096,491
2,000,000	Federal National Mortgage Assn. 1.50% due 4/24/18		1,996,682
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,242,158
2,000,000	Federal National Mortgage Assn. Step due 5/15/18		1,978,236
			12,183,897

	Mortgage Backed Securities	12.07%
2,354,066	Federal Home Loan Mortgage Pool 2.00% due 6/1/28		2,293,420
378,119	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		399,915
100,076	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		106,140
26,514	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		28,200
38,377	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		40,795
13,283	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		13,773
20,045	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		21,218
6,343	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		6,752
450,747	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		482,560
21,902	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		22,592
18,062	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		18,754
270,282	Government National Mortgage Assn. Pool 4.50% due 5/15/18		282,835
350,914	Government National Mortgage Assn. Pool 5.00% due 11/15/33		387,176
121,113	Government National Mortgage Assn. Pool ARM due 8/20/32		125,853
143,577	Government National Mortgage Assn. Pool ARM due 8/20/34		148,785
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		1,962,998
			6,341,766

	Treasury Notes/Bonds/Inflation Protected Securities	45.03%
1,000,000	US Treasury Note 0.75% due 12/31/17		980,547
3,000,000	US Treasury Note 1.375% due 7/31/18		2,982,186
1,000,000	US Treasury Note 1.625% due 11/15/22		925,391
2,000,000	US Treasury Note 2.00% due 2/15/22		1,933,750
2,000,000	US Treasury Note 2.125% due 8/15/21		1,965,468
3,000,000	US Treasury Note 2.375% due 2/28/15		3,060,936
2,000,000	US Treasury Note 2.75% due 2/15/19		2,099,532
2,000,000	US Treasury Note 5.125% due 5/15/16		2,195,624
2,232,860	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,423,700
2,525,145	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,647,458
2,190,800	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,438,292
			23,652,884

	Corporate Bonds	10.24%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,131,145
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,116,740
500,000	Oracle Corp 1.2% due 10/15/17		496,070
500,000	Pfizer, Inc. 6.20% due 3/15/19		591,980
1,000,000	Procter & Gamble 1.8% due 11/15/15		1,020,903
1,000,000	SBC Communications 5.10% due 9/15/14		1,020,951
			5,377,789

	Student Loans	3.19%
2,000,000	Brazos 2005-2 B2 due 6/25/42		1,674,010

	Other Securities	5.77%
433,112	Goldman Sachs Financial Square Government Fund		433,112
2,600,000	JP Morgan U.S. Government Fund		2,600,000
			3,033,112

	Total investments in securities (cost $50,360,723)	99.50%	$52,263,458
	Other assets, less liabilities	0.50%	263,631
	TOTAL NET ASSETS	100.00%	$52,527,089

The cost basis of investments for federal income tax purposes at March 31, 2014 is as follows:
Federal tax cost of investments	$ 50,360,723

Unrealized appreciation	$ 2,288,319
Unrealized depreciation	(385,584)
Total	$ 1,902,735

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2014

	Level 1	Level 2	Level 3
Government Agency Bonds	$ -	$ 12,183,897	$ -
Mortgage Backed Securities	-	6,341,766	-
Treasury Notes/Bonds/Inflation Protected Securities	-	23,652,884	-
Corporate Bonds	-	5,377,789	-
Student Loans	-	-	1,674,010
Other Securities	3,033,112	-	-
Total	$ 3,033,112	$ 47,556,336	$ 1,674,010

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 05/14/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 05/14/2014

By /s/ Jeffrey S. Jewell
Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 05/14/2014